--------------------------------------------------------------------------------
SPECIAL ISSUE FINANCIAL REPORT

                         Virginia SNAPsm Annual Report
                                                                     Summer 2000
--------------------------------------------------------------------------------

SNAPsm In Review
We are happy to provide the financial statements for the SNAPsm Fund--a series of the Evergreen Select Money Market Trust.

ECONOMIC OUTLOOK
The Federal Reserve Open Market Committee ("FOMC") has raised the Fed Funds rate three times since the beginning of the calendar year (a total of 100 basis points) going from 5.50% in January to 6.50% at the end of June. The 3-month Treasury bill went from 4.78% at the end of June 1999 to 5.85% on June 30, 2000.

The last interest rate increase, from 6.00% to 6.50%, seemed to be the one that was needed to take some of the steam out of the economy. The last several months of data seemed to have confirmed this as inflation continues to remain under control. Significant signs of a slowdown became apparent in March which portrayed an economy making a gradual transition from rapid growth toward a more sustainable path with lessened demandled inflation pressure. Durable goods orders were down substantially, consumer spending downshifted in March and the monthly PPI (producer price index) and CPI (consumer price index) data continue to show little signs of inflation.

On the employment front, Non-Farm Payrolls came in lower than expected in April adding only 231,000 jobs and the unemployment rate rose from 3.9% to 4.1%. Non-Farm Payrolls for the month of May, reported in June, were very weak compared to prior months. The economy added 171,000 jobs for the month of May. However, when census workers are excluded the economy actually lost 185,000 workers. The unemployment rate went from 4.1% to 4.0% and average hourly earnings were up slightly.


Returns As Of 6/30/2000**
Portfolio Inception Date: July 24, 1995

                                    SNAPsm Fund        IBC's First Tier
                                                        Institutional
                                                          Average
Average Annual Returns
One year return                         5.86%              5.54%*
Since Portfolio Inception               5.60%              5.65%
7-day net annualized yield              6.51%              6.21%
30-day net annualized yield             6.47%              6.15%

Weaker employment data in May was the primary reason the Fed did not change interest rates at the June FOMC meeting. The verdict is still out whether Greenspan will raise rates in August although the more economic data which continues to show signs of a slowdown, the less likely that is to happen. The consensus in the markets seems to be that the Fed is finished raising rates through the end of this year.+ Many feel that the economy is beginning to slow, but remain cautious.

GASB STATEMENT NO. 34- BASIC FINANCIAL STATEMENTS AND MANAGEMENT'S DISCUSSION AND ANALYSIS FOR STATE AND LOCAL GOVERNMENTS

In June 1999, the Governmental Accounting and Standards Board released a statement redefining the framework of the financial reporting model for state and local governments. Among the changes enumerated in the statement is the conversion from

                                                             Continued on page 2

* IBC First Tier Institutional Average return for the 12-month period is provided by IBC Financial Data, Inc.
** Past performance is not indicative of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value of$1.00 per share.
     While the portfolio manager will endeavor to manage the portfolio in accordance with the investment process, there are no guarantees that they will be successful.
+ As of this writing, the FOMC policy-makers held rates steady at their August 22nd meeting.

Continued from front page

modified accrual accounting (i.e., expenditures) to full accrual accounting (i.e., expenses). This change will have a direct effect on debt management issues, including the following:

 .  Removing debt service principal outlays from the operating statement
 .  Removing the receipt of the proceeds of long-term debt from the operating statement
 .  Reporting amortizations (e.g., issuance discounts and premiums, issuance costs)
 .  Reporting interest on debt when incurred rather than "when due"

SNAPsm will be working with state and local governments to assess their needs for statement reporting in order to comply with the new GASB framework.

The required implementation date will vary according to the size of the government. Size will be based upon the total annual revenues of the primary government's governmental and enterprise funds in the first fiscal year ending after June 15, 1999. The implementation schedule is as follows:

 .  Governments with total revenues of $100 million or more will start with the fiscal year ended June 30, 2002
 .  Governments with total revenues of $10 million or more, but less than $100 million, will start with the fiscal year ended June 30, 2003
 . Governments with total revenues of less than $10 million will start with the fiscal year ended June 30, 2004

For complete information on GASB No. 34, please visit the Government Finance Officers Association ("GFOA") homepage at www.gfoa.org.

CUSTODY TRANSITION

On May 14, 2000, custody responsibilities of the SNAP Program transferred to State Street Bank and Trust Company, N.A., based in Boston, Massachusetts. State Street replaced Wachovia Bank, N.A., who has held the contract since the inception of the program. Wachovia retains its responsibilities as Depository for the SNAP Program.

WEBSITE UPDATE
The SNAP Program has contracted with Metrosoft to enhance our website to include participant interaction, such as online account balances and statement review. We are beginning the testing phase of the process and hope to roll out the production phase in mid-October 2000.

SNAP SPOTLIGHT
Vartina B. Keith, Program Coordinator

Ms. Keith's primary responsibility is to maintain the highest standards of daily client service to SNAP program participants. This includes responding to client inquiries, depositing bond proceeds, handling depository reconciliations, and posting participant transactions. She also works closely with the SNAP Arbitrage Analyst in the production and verification of arbitrage compliance reports.

Prior to joining Mentor Advisors, Ms. Keith worked as an Assistant Branch Manager for consolidated Mortgage Corporation. BEfore that she was employed as a Senior Credit Analyst for Capital One Financial Corporation and also has previous experience as a Courthouse Researcher. She is a 1993 graduate of J. Sargeant Reynolds Community College and is currently attending Virginia Commonwealth University, where she studies Business Administration.

=====================================================================================================================
                      Thank You to the January through June 2000 SNAPsm Participants!
Botetourt County IDA             City of Winchester                        Virginia College Building Authority
Chesterfield County              County of Wise                              21st Century Program
City of Hampton                  Covington-Allegheny IDA                   Virginia Public School Authority
City of Newport News             Mathews County                            Virginia Resource Authority Pooled
City of South Boston             Middlesex County IDA                        Bond Program
City of Suffolk                  Powahatan County                          Virginia Small Business Finance Authority
City of Tappahannock             Town of Purcellville
City of Virginia Beach           Virginia College Building Authority
=====================================================================================================================

SNAPsm Fund
Schedule of Investments
June 30, 2000
--------------------------------------------------------------------------------
                                                 Principal
                                                   Amount              Value
--------------------------------------------------------------------------------

Certificates of Deposit - 3.2%
  Diversified Financials - 3.2%
  Branch Banking & Trust Co.,
    7.06%, 9/5/2000 (cost $40,000,000)         $ 40,000,000        $ 40,000,000
================================================================================
Commercial Paper - 33.1%
Financials - 33.1%
  Diversified Financials - 33.1%
  Crown Point Capital Co.:
    6.17%, 7/5/2000                              35,000,000          34,988,003
    6.59%, 7/20/2000                             35,000,000          34,891,082
  Delaware Funding Corp.,
    6.59%, 7/24/2000                             50,000,000          49,807,792
  Dorada Fin. Co.,
    6.79%, 9/15/2000                             50,000,000          50,000,000
  Greenwich Funding Corp.,
    6.55%, 7/13/2000                             45,000,000          44,918,125
  Halogen Capital Co.,
    6.58%, 7/14/2000                             55,000,000          54,889,420
  Lyon Short Term Funding Corp.,
    6.60%, 7/19/2000                             50,647,000          50,498,435
  Thames Asset Global Securitization, Inc.,
    6.67%, 8/9/2000                              24,939,000          24,768,036
  Thunder Bay Funding, Inc.,
    6.55%, 7/10/2000                             32,642,000          32,600,427
  Trident Capital Fin., Inc.,
    6.56%, 8/8/2000                              40,000,000          39,737,600

--------------------------------------------------------------------------------
Total Commercial Paper (cost $417,098,920)                          417,098,920
================================================================================

Corporate Bonds - 21.6%
Financials - 20.6%
  Banks - 6.1%
  First Chicago Corp.,
    9.88%, 8/15/2000                              9,400,000           9,440,336
  Inter-American Dev. Bank,
    5.13%, 2/22/2001                             38,000,000          37,535,408
  U.S. Bank Natl. Assn., Minneapolis,
    6.72%, 2/8/2001                              30,000,000          29,989,210
--------------------------------------------------------------------------------
                                                                     76,964,954
--------------------------------------------------------------------------------

SNAPsm Fund
Schedule of Investments (continued)
June 30, 2000
--------------------------------------------------------------------------------
                                                Principal
                                                  Amount               Value
--------------------------------------------------------------------------------

Corporate Bonds (continued)
  Diversified Financials - 14.5%
  CIT Group, Inc.,
    5.00%, 10/6/2000                           $ 21,700,000        $ 21,637,625
  General Electric Capital Corp.,
    6.73%, 8/21/2000                             50,000,000          49,996,415
  Goldman Sachs Group, LP,
    6.94%, 7/13/2001                             20,000,000          20,000,000
  John Deere Capital Corp.,
    6.64%, 8/7/2000                              20,000,000          20,000,411
  Lexington Parker Capital Corp.,
    6.19%, 7/11/2000                             30,805,000          30,762,626
  Toyota Motor Credit Corp.,
    6.84%, 9/1/2000                              40,000,000          39,998,689
--------------------------------------------------------------------------------
                                                                    182,395,766
--------------------------------------------------------------------------------

Telecommunication Services - 1.0%
  Diversified Telecommunication Services - 1.0%
  AT&T Corp.,
    7.27%, 6/14/2001                             13,400,000          13,400,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $272,760,720)                           272,760,720
================================================================================

Municipal Obligations - 5.8%
  Hospital - 2.6%
  Catholic Health Initiatives,
    6.70%, 7/5/2000                              32,800,000          32,800,000
--------------------------------------------------------------------------------
  Housing - 3.2%
  Virginia State Hsg. Dev. Auth.,
    6.60%, 7/5/2000                              40,000,000          40,000,000
--------------------------------------------------------------------------------
Total Municipal Obligations (cost $72,800,000)                       72,800,000
================================================================================

SNAPsm Fund
Schedule of Investments (continued)
June 30, 2000
--------------------------------------------------------------------------------
                                                 Principal
                                                   Amount               Value
--------------------------------------------------------------------------------

U.S. Government & Agency Obligations - 35.4%
  FHLB:
    6.60%, 1/26/2001                           $ 25,000,000        $ 25,000,000
    6.75%, 4/6/2001                              15,000,000          15,000,000
  FHLMC:
    5.62%, 7/7/2000                              10,000,000          10,000,000
    6.35%, 1/5/2001                              20,000,000          19,999,381
    6.45%, 7/25/2000                             75,000,000          74,704,375
  FNMA:
    6.41%, 8/8/2000                              45,000,000          44,711,550
    6.42%, 8/3/2000                              26,412,000          26,265,986
    9.20%, 9/11/2000                             30,000,000          30,151,697
  SLMA:
    6.54%, 9/15/2000                            100,000,000          99,994,080
    6.55%, 10/4/2000                            100,000,000         100,030,592
--------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations
   (cost $445,857,661)                                              445,857,661
================================================================================

Short-Term Investments - 0.1%
Repurchase Agreements - 0.1%
  State Street Bank & Trust Co.
    6.50%, dated 6/30/2000, due 7/3/2000,
    maturity value 1,017,749
    (cost $1,017,198) (a)                         1,017,198           1,017,198
--------------------------------------------------------------------------------
Total Investments (cost $1,249,534,499)                99.2%      1,249,534,499

Other Assets and Liabilities                            0.8           9,764,787
--------------------------------------------------------------------------------
Net Assets                                            100.0%     $1,259,299,286
================================================================================

(a) This repurchase agreement is fully collateralized by $1,045,000 FNMA, 6.00%, 11/15/2001; market value $1,039,775

Summary of Abbreviations:
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
SLMA    Student Loan Marketing Association


                       See Notes to Financial Statements.

SNAPsm Fund
Statement of Assets and Liabilities
June 30, 2000
--------------------------------------------------------------------------------

Assets
  Investments in securities                                      $1,248,517,301
  Investments in repurchase agreements                                1,017,198
--------------------------------------------------------------------------------
  Investments at amortized cost                                   1,249,534,499
  Interest receivable                                                10,369,880
  Prepaid expenses and other assets                                      74,128
--------------------------------------------------------------------------------
      Total assets                                               $1,259,978,507
--------------------------------------------------------------------------------

Liabilities
  Advisory fee payable                                                   86,568
  Distributions payable                                                 469,540
  Accrued expenses and other liabilities                                123,113
--------------------------------------------------------------------------------
      Total liabilities                                                 679,221
--------------------------------------------------------------------------------
Net assets                                                        1,259,299,286
(represented entirely by paid-in-capital)
================================================================================

Shares outstanding                                                1,259,299,286
--------------------------------------------------------------------------------
Net asset value per share                                                 $1.00
================================================================================


Statement of Operations
Year Ended June 30, 2000
--------------------------------------------------------------------------------

Investment income
  Interest                                                          $66,321,600
--------------------------------------------------------------------------------
Expenses
  Advisory fee                                                          884,885
  Custodian fee                                                         179,453
  Professional fees                                                      33,723
  Printing and postage expenses                                          26,308
  Registration and filing fees                                           48,551
  Organization expenses                                                  81,095
  Other                                                                   9,702
--------------------------------------------------------------------------------
      Total expenses                                                  1,263,717
--------------------------------------------------------------------------------

Net investment income                                                65,057,883
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations                $65,057,883
================================================================================
                       See Notes to Financial Statements.


SNAPsm Fund
Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended              Year Ended
                                                                                 June 30, 2000           June 30, 1999
-----------------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                                           $65,057,883             $55,899,130
-----------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders from net investment income                        (65,057,883)            (55,899,130)
-----------------------------------------------------------------------------------------------------------------------

Capital share transactions
  Proceeds from shares sold                                                     1,087,007,610           1,231,354,819
  Payment for shares redeemed                                                  (1,162,632,449)         (1,105,481,392)
  Net asset value of shares issued in reinvestment of distributions                69,787,279              55,899,130
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                                       (5,837,560)            181,772,557
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (5,837,560)            181,772,557

Net assets
  Beginning of period                                                           1,265,136,846           1,083,364,289
-----------------------------------------------------------------------------------------------------------------------
  End of period                                                                $1,259,299,286           1,265,136,846
=======================================================================================================================

                       See Notes to Financial Statements.

SNAPsm Fund
Financial Highlights (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                            Year Ended June 30,
                                             ---------------------------------------------------------------------------------
                                                 2000             1999            1998             1997          1996 (a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $      1.00       $      1.00     $      1.00     $      1.00      $    1.00
------------------------------------------------------------------------------------------------------------------------------

Income from investment operations
Net investment income                               0.06 ++           0.05 ++         0.06 ++         0.05 ++        0.05 ++
------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders from
  net investment income                            (0.06)++          (0.05)++        (0.06)++        (0.05)++       (0.05)++
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period               $      1.00       $      1.00     $      1.00     $      1.00      $    1.00
==============================================================================================================================

Total Return                                        5.86%             5.30%           5.71%           5.51%          5.29%
==============================================================================================================================

Ratios and Supplemental Data

Net assets, end of period (thousands)        $ 1,259,299       $ 1,265,137     $ 1,083,364     $ 1,045,583      $ 954,777

Ratios to average net assets
  Expenses                                          0.11%             0.11%           0.11%           0.11%          0.12%+
  Net investment income                             5.73%             5.17%           5.56%           5.38%          5.53%+
==============================================================================================================================

(a) For the period from July 24, 1995 (commencement of operations) to June 30, 1996.
+   Annualized.
++ Includes net realized capital gains and losses which were less than 0.005 per share.


                       See notes to financial statements.

SNAPsm Fund
Notes to Financial Statements
June 30, 2000
--------------------------------------------------------------------------------

Note 1: Organization
SNAPsm Fund (the "Fund"), is a series of the Evergreen Select Money Market
Trust (the "Trust"), a Delaware business trust, organized on September 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. On July 24, 1995, the Fund commenced operations through an exchange of shares with the Virginia State Non-Arbitrage Program ("SNAP") in the amount of $628,335,685. Prior to October 15, 1999, the Fund was organized as a series of the Mentor Institutional Trust, a Massachusetts business trust.


Note 2: Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

(a) Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at original cost and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

(b) Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

(c) Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

(d) Federal Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it expects to distribute all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required.

(e) Distributions
Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(f) Organization Expenses
Organization expenses of the Fund are amortized to operations over a five-year period on a straight-line basis.

Note 3: Investment Advisory Agreement
Mentor Investment Advisors, LLC ("Mentor Advisors"), a subsidiary of First Union Corporation ("First Union"), is the investment advisor to the Fund and is paid a management fee that is computed and paid monthly based on amounts determined by applying percentage rates, starting at 0.08% and declining to 0.04% per annum as net assets increase, to the average daily net assets of the Fund.

SNAPsm Fund
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Note 4: Governmental Accounting and Financial Reporting for Investments Pools Governmental accounting standards state that credit risk that an Investor may not be able to obtain possession of its instrument or collateral at maturity. A portfolio of a subject entity is required to be characterized into certain categories. Risk category 1 includes investments that are insured or registered or for which the securities are held by the investor or its agent in the investor's name. Risk category 2 includes uninsured or unregistered investments for which the securities are held by the broker's or dealer's trust department or agent in the investor's name. Risk category 3 includes uninsured or unregistered investments for which the securities are held by the broker or dealer, or by its trust department or agent but not in the investor's name. All investments held at June 30, 2000 are in risk category 2.

Note 5: Capital Share Transactions
Net assets consist entirely of paid-in-capital applicable to $1,259,299,286. The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized.

                          Independent Auditors' Report


The Board of Trustees and Shareholders
Evergreen Select Money Market Trust:



We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the SNAP Fund, a portfolio of Evergreen Select Money MarketTrust, as of June 30, 2000, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from July 24, 1995 (commencement of operations as a registrant under the Investment Company Act of 1940) to June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SNAP Fund, a portfolio of Evergreen Select Money Market Trust, as of June 30, 2000, and the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year for the period from July 25, 1995 (commencement of operations as a Investment Company Act of 1940) to June 30, 1996, in conformity with accounting principles generally accepted in the United States of America.


                                              /s/ KPMG LLP

Boston, Massachusetts
August 25, 2000

SNAPsm Advisory Board

Alfred C. Anderson
Josephine Blakenship
Ellen V. Booker
Barbara O. Carraway
Richard A. Cordle
John J. Cusimano
Terry W. Forehand
Christopher E. Martino
W. Forrest Matthews, Jr.
Mary G. Morris
Marie G. Neal
Gyles R. Norwood
Francis X. O'Leary
Fred W. Parker
John H. Tuohy
Ronald H. Williams
H. Roger Zurn, Jr.

Commonwealth of Virginia Treasury Board

Mary G. Morris, Chairperson
Whitney Adams
Diana F. Cantor
Spencer H. Elmore
William E. Landsidle
Danny M. Payne
Dr. Charles D. Whyte


                     [LOGO OF MENTOR INVESTMENT ADVISORS]
                     ------------------------------------
                                 Our Commitment
                 To form a partnership that benefits the state,
                program participants, and taxpayers of Virginia.

          951 East Byrd Street, P.O. Box 1357, Richmond, VA 23218-1357
               (804) 782-3770 (800) 570-SNAPsm FAX (804) 782-6604

This publication must be preceded or accompanied by an Evergreen Institutional Trust prospectus which contains complete information regarding fees, sales charges, and expenses. Please read it carefully before investing or sending money. The SNAPsm fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.